SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of other current assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Supplementary Consolidated Balance Sheets Information [Abstract]
Governmental authorities	$ 4,522	$ 3,727
Prepaid expenses	8,905	5,857
Deferred charges	5,144	1,600
Advance payments to suppliers	2,074	1,279
Other	1,813	2,144
Other current assets	$ 22,458	$ 14,607